Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Credit facilities
Schedule of Maturities of Long-Term Debt
As of
September
 30, 2025, the scheduled maturities, including balloon payments, on the Company’s aggregate long-term debt obligations are as follows (in thousands):

	Scheduled Principal Payments	Balloon Payments	Total
Remainder of 2025	$6,907	$—	$6,907
2026	25,743	414,142	439,885
2027	17,237	460,472	477,709
2028	10,966	1,763,615	1,774,581
2029	8,483	483,585	492,068
2030	8,019	1,821,928	1,829,947
Thereafter	22,678	1,779,002	1,801,680

	$100,033	$6,722,744	$6,822,777

Debt Maturity Schedule
As of December 31, 2024, the scheduled maturities, including balloon payments, on the Company’s aggregate long-term debt obligations are as follows (in thousands):

	Scheduled Principal Payments	Balloon Payments	Total
2025	$24,667	$256,612	$281,279
2026	22,618	1,141,642	1,164,260
2027	14,112	1,381,572	1,395,684
2028	7,841	1,113,615	1,121,456
2029	5,358	483,585	488,943
Thereafter	20,801	1,649,107	1,669,908

	$95,397	$6,026,133	$6,121,530

Senior Unsecured Notes and Term Loans Payable
Credit facilities
Schedule of Debt
The Company’s senior unsecured notes and term loans payable are summarized below (dollars in thousands):

				Outstanding Balance
	Maturity Date	Interest Rate		September 30, 2025	December 31, 2024
Notes Payable:
Series C issued April 2016	Apr. 2026	4.73%		$82,000	$82,000
Public Notes issued March 2018	Mar. 2028	4.50%		350,000	350,000
Public Notes issued February 2019	Mar. 2029	4.625%		350,000	350,000
Public Notes issued November 2020	Nov. 2030	2.75%		350,000	350,000
Notes issued March 2025	Apr. 2030	5.40%		350,000	—
Public Notes issued November 2021	Dec. 2031	2.70%		375,000	375,000

Total notes payable				1,857,000	1,507,000

Term Loans:
Tranche A-2 Term Loan	Sep. 2028	5.1378	% (a)	650,000	727,500
Tranche A-1 Term Loan	Sep. 2030	4.2763	% (b)	1,000,000	921,100

Total term loans				1,650,000	1,648,600

Unamortized discount				(145,921)	(169,356)
Unamortized deferred financing costs				(21,335)	(9,144)

Total unsecured notes and term loans payable, net				$3,339,744	$2,977,100

(a)
Loan is a floating-rate loan which resets daily at Daily Simple SOFR plus the applicable spread, which was
1.20
% at
September
 30, 2025. The Company has six interest rate swap agreements that effectively convert the floating rate to the weighted-average fixed rate noted as of
S
eptember
 30, 2025.

(b)
Loan is a floating-rate loan which resets daily at Daily Simple SOFR plus the applicable spread, which was 1.20% at
September
 30, 2025. The Company has
ten
interest rate swap agreements that effectively convert the floating rate to the weighted-average fixed rate noted as of
September
 30, 2025.

The Company’s senior unsecured notes and term loans payable are summarized below (dollars in thousands):

	Maturity Date	Interest Rate		December 31,
				2024	2023
Notes Payable:
Series B issued November 2015 (a)		5.24%		$—	$32,400
Series C issued April 2016	Apr. 2026	4.73%		82,000	82,000
Public Notes issued March 2018	Mar. 2028	4.50%		350,000	350,000
Public Notes issued February 2019	Mar. 2029	4.625%		350,000	350,000
Public Notes issued November 2020	Nov. 2030	2.75%		350,000	350,000
Public Notes issued November 2021	Dec. 2031	2.70%		375,000	375,000

Total notes payable				1,507,000	1,539,400

Term Loans:
Term Loan issued December 2023	Jul. 2026	5.3699	% (b)	727,500	592,500
Term Loan issued February 2023	Apr. 2027	4.3469	% (c)	921,100	921,100

Total term loans				1,648,600	1,513,600

Unamortized discount				(169,356)	(200,875)
Unamortized deferred financing costs				(9,144)	(12,417)

Total unsecured notes and term loans payable, net				$2,977,100	$2,839,708

(a)	Repaid in full, without penalty, in November 2024 at maturity.
(b)
Loan is a floating-rate loan which resets daily at Daily Simple SOFR plus an adjustment of
0.10
% plus the applicable spread which was
1.35
% at December 31, 2024. The Company has entered into seven interest rate swap agreements that effectively convert the floating rate to the weighted-average fixed rate noted as of December 31, 2024.

(c)
Loan is a floating-rate loan which resets daily at Daily Simple SOFR plus an adjustment of
0.10
% plus the applicable spread which was 1.25% at December 31, 2024. The Company has entered into 11 interest rate swap agreements that effectively convert the floating rate to the weighted-average fixed rate noted as of December 31, 2024.

Non-recourse Debt Obligations
Credit facilities
Schedule of Debt
The Company’s
non-recourse
debt obligations of consolidated special purpose entity subsidiaries are summarized below (dollars in thousands):

				Outstanding Balance
	Maturity Date		Interest Rate	September 30, 2025	December 31, 2024
Non-recourse net-lease mortgage notes:
$ 270,000 Series 2015-1, Class A-2 (e)			4.17%	$—	$256,951
$ 200,000 Series 2016-1, Class A-1 (2016)	Oct. 2026	(a)	3.96%	163,024	166,666
$82,000 Series 2019-1, Class A-1	Nov. 2026	(a)	2.82%	77,053	77,360
$46,000 Series 2019-1, Class A-3	Nov. 2026	(a)	3.32%	44,658	44,831
$135,000 Series 2016-1, Class A-2 (2017)	Apr. 2027	(a)	4.32%	111,689	114,098
$228,000 Series 2018-1, Class A-2	Oct. 2027	(b)	4.29%	207,368	209,079
$164,000 Series 2018-1, Class A-4	Oct. 2027	(b)	4.74%	154,297	155,527
$346,000 Series 2023-1, Class A-1	May 2028	(a)	6.19%	341,963	343,261
$182,000 Series 2023-1, Class A-2	May 2028	(a)	6.92%	179,877	180,559
$168,500 Series 2021-1, Class A-1	Jun. 2028	(a)	2.12%	164,919	165,551
$89,000 Series 2021-1, Class A-3	Jun. 2028	(a)	2.86%	87,109	87,442

				Outstanding Balance
	Maturity Date		Interest Rate	September 30, 2025	December 31, 2024
$74,400 Series 2024-1, Class A-1	Apr. 2029	(a)	5.69%	73,873	74,152
$25,600 Series 2024-1, Class A-3	Apr. 2029	(a)	5.93%	25,419	25,515
$107,200 Series 2025-1, Class A-1	Sep. 2030	(a)	4.76%	107,200	—
$17,800 Series 2025-1, Class A-4	Sep. 2030	(a)	4.95%	17,800	—
$260,600 Series 2024-1, Class A-2	Apr. 2031	(a)	5.70%	258,754	259,731
$89,400 Series 2024-1, Class A-4	Apr. 2031	(a)	5.94%	88,767	89,102
$268,000 Series 2025-1, Class A-2	Sep. 2032	(a)	4.98%	268,000	—
$44,500 Series 2025-1, Class A-5	Sep. 2032	(a)	5.17%	44,500	—
$168,500 Series 2021-1, Class A-2	Jun. 2033	(b)	2.96%	164,919	165,551
$89,000 Series 2021-1, Class A-4	Jun. 2033	(b)	3.70%	87,109	87,442
$244,000 Series 2019-1, Class A-2	Nov. 2034	(b)	3.65%	229,279	230,194
$136,000 Series 2019-1, Class A-4	Nov. 2034	(b)	4.49%	132,033	132,543
$160,800 Series 2025-1, Class A-3	Sep. 2035	(b)	5.19%	160,800	—
$26,700 Series 2025-1, Class A-6	Sep. 2035	(b)	5.39%	26,700	—

Total non-recourse net-lease mortgage notes				3,217,110	2,865,555

Non-recourse mortgage notes:
$ 65,000 note issued June 2016	Jul. 2026	(c)	4.75%	54,243	55,313
$ 41,690 note issued March 2019	Mar. 2029	(d)	4.80%	38,772	39,313
$ 6,350 notes issued March 2019 (assumed in December 2020)	Apr. 2049	(c)	4.64%	5,652	5,749

Total non-recourse mortgage notes				98,667	100,375

Unamortized discount				(108,513)	(130,111)
Unamortized deferred financing costs				(8,307)	(4,812)

Total non-recourse debt obligations of consolidated special purpose entities, net				$3,198,957	$2,831,007

(a)	Prepayable, without penalty, 24 months prior to maturity.
(b)	Prepayable, without penalty, 36 months prior to maturity.
(c)	Prepayable, without penalty, three months prior to maturity.
( d )	Prepayable, without penalty, four months prior to maturity.
( e )	Repaid in full at maturity, without penalty, in April 2025 using a portion of the proceeds from the $350.0 million 2025 Notes issued.

The Company’s
non-recourse
debt obligations of consolidated special purpose entity subsidiaries are summarized below (dollars in thousands):

	Maturity Date		Interest Rate	December 31,
				2024	2023
Non-recourse net-lease mortgage notes:
$ 150,000 Series 2018-1, Class A-1 (a)			3.96%	$—	$139,052
$ 50,000 Series 2018-1, Class A-3 (a)			4.40%	—	47,917
$ 270,000 Series 2015-1, Class A-2	Apr. 2025	(b)	4.17%	256,951	258,300
$ 200,000 Series 2016-1, Class A-1 (2016)	Oct. 2026	(b)	3.96%	166,666	171,355
$ 82,000 Series 2019-1, Class A-1	Nov. 2026	(b)	2.82%	77,360	77,770
$ 46,000 Series 2019-1, Class A-3	Nov. 2026	(b)	3.32%	44,831	45,061
$ 135,000 Series 2016-1, Class A-2 (2017)	Apr. 2027	(b)	4.32%	114,098	117,201
$ 228,000 Series 2018-1, Class A-2	Oct. 2027	(c)	4.29%	209,079	211,358
$ 164,000 Series 2018-1, Class A-4	Oct. 2027	(c)	4.74%	155,527	157,167
$ 346,000 Series 2023-1, Class A-1	May 2028	(b)	6.19%	343,261	344,991
$ 182,000 Series 2023-1, Class A-2	May 2028	(b)	6.92%	180,559	181,469
$ 168,500 Series 2021-1, Class A-1	Jun. 2028	(b)	2.12%	165,551	166,394
$ 89,000 Series 2021-1, Class A-3	Jun. 2028	(b)	2.86%	87,442	87,887
$ 74,400 Series 2024-1, Class A-1	Apr. 2029	(b)	5.69%	74,152	—
$ 25,600 Series 2024-1, Class A-3	Apr. 2029	(b)	5.93%	25,515	—
$ 260,600 Series 2024-1, Class A-2	Apr. 2031	(b)	5.70%	259,731	—
$ 89,400 Series 2024-1, Class A-4	Apr. 2031	(b)	5.94%	89,102	—
$ 168,500 Series 2021-1, Class A-2	Jun. 2033	(c)	2.96%	165,551	166,394
$89,000 Series 2021-1, Class A-4	Jun. 2033	(c)	3.70%	87,442	87,887
$ 244,000 Series 2019-1, Class A-2	Nov. 2034	(c)	3.65%	230,194	231,414
$ 136,000 Series 2019-1, Class A-4	Nov. 2034	(c)	4.49%	132,543	133,223

Total non-recourse net-lease mortgage notes				2,865,555	2,624,840

Non-recourse mortgage notes:
$ 10,075 note issued March 2014 (d)			5.10%	—	8,386
$ 65,000 note issued June 2016	Jul. 2026	(e)	4.75%	55,313	56,674
$ 41,690 note issued March 2019	Mar. 2029	(f)	4.80%	39,313	40,001
$ 6,350 notes issued March 2019 (assumed in December 2020)	Apr. 2049	(e)	4.64%	5,749	5,874

Total non-recourse mortgage notes				100,375	110,935

	Maturity Date	Interest Rate	December 31,
			2024	2023
Unamortized discount			(130,111)	(164,326)
Unamortized deferred financing costs			(4,812)	(2,975)

Total non-recourse debt obligations of consolidated special purpose entities, net			$2,831,007	$2,568,474

(a)	Notes were prepaid, without penalty, in April 2024 using a portion of the proceeds from the aggregate $ 450.0 million STORE Master Funding Series 2024-1 issuance.
(b)	Prepayable, without penalty, 24 months prior to maturity.
(c)	Prepayable, without penalty, 36 months prior to maturity.
(d)	Note was repaid, without penalty, in April 2024 at maturity.
(e)	Prepayable, without penalty, three months prior to maturity.
(f)	Prepayable, without penalty, four months prior to maturity.